Subsidiaries with material non-controlling interests - Principal in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Robe River
Disclosure of subsidiaries [line items]
Economic interest (%)		53.00%
Other interest (voting %)		12.00%
Proportion of assets, liabilities, revenues and expenses (ownership %)		0.65
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Economic interest (%)		60.00%
Robe River Mining Co Pty Ltd | Robe River
Disclosure of subsidiaries [line items]
Economic interest (%)		30.00%
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Economic interest (%)		35.00%
Iron Ore Company of Canada
Disclosure of subsidiaries [line items]
Economic interest (%)		58.72%
Simfer Jersey Limited
Disclosure of subsidiaries [line items]
Economic interest (%)		53.00%
Simfer Jersey Limited | Simfer InfraCo Guinée S.A.
Disclosure of subsidiaries [line items]
Economic interest (%)	85.00%	100.00%
Simfer Jersey Limited | Government Of Guinea
Disclosure of subsidiaries [line items]
Economic interest (%)	15.00%
Simfer Jersey Limited | Ordinary
Disclosure of subsidiaries [line items]
Economic interest (%)		53.00%	53.00%
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Economic interest (%)		66.00%
Simfer S.A.
Disclosure of subsidiaries [line items]
Economic interest (%)		85.00%
Company Which Will Deliver Simfer Jersey’s Scope Of The Co-Developed Rail And Port Infrastructure
Disclosure of subsidiaries [line items]
Economic interest (%)		85.00%